SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED (Details)	1 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)
Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
Cash and cash equivalents						$ 3,486,325
Accounts receivable, net						8,244,364
Prepayments and other current assets						239,901
Property and equipment, net						2,222
Intangible assets						31,250,000
Accounts payable						(3,253,143)
Accrued expenses and other current liabilities						(7,351,141)
Income tax payable						(4,650)
Deferred tax liabilities						(5,156,250)
Total assets acquired and liabilities recognized						27,457,628
Consideration transferred
- Cash						72,950,000
- Shares						5,973,708
Total consideration transferred					$ 10,118,424	78,923,708
Non-controlling interest						19,730,927
Less: carrying amounts of net assets (liabilities) acquired						(27,457,628)
contingent consideration asset from the seller					(215,385)	(1,680,000)
Goodwill arising from acquisition					$ 8,912,437	$ 69,517,007
Bowser Human Resources Limited (“Bowser”) [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 116,266
Accounts receivable, net				4,907,592
Prepayments and other current assets				1
Intangible assets				33,622,000
Accrued expenses and other current liabilities				(1,379,411)
Income tax payable				(299,165)
Deferred tax liabilities				(5,547,630)
Total assets acquired and liabilities recognized				31,419,653
Consideration transferred
- Cash
- Shares				87,895,017
Total consideration transferred			$ 11,268,592	87,895,017
Less: carrying amounts of net assets (liabilities) acquired				(31,419,653)
contingent consideration asset from the seller			(262,821)	(2,050,000)
Goodwill arising from acquisition			6,977,610	54,425,364
Top Team Consultants Limited (“Top Team”) [Member]
Business Combination [Line Items]
Cash and cash equivalents				193,595
Accounts receivable, net				356,707
Prepayments and other current assets				267,715
Intangible assets				1,100,000
Accounts payable				(327,415)
Accrued expenses and other current liabilities				(15,000)
Income tax payable				(87,552)
Deferred tax liabilities				(181,500)
Total assets acquired and liabilities recognized				1,306,550
Consideration transferred
- Cash
- Shares				10,827,775
Total consideration transferred			1,388,176	10,827,775
Less: carrying amounts of net assets (liabilities) acquired				(1,306,550)
contingent consideration asset from the seller			(253,846)	(1,980,000)
Goodwill arising from acquisition			$ 966,824	$ 7,541,225
Axiom Digital Limited (“Axiom”) [Member]
Business Combination [Line Items]
Cash and cash equivalents		$ 20,878
Prepayments and other current assets		49,305
Right-of-use assets, net		238,540
Accrued expenses and other current liabilities		(405,247)
Short-term lease liabilities		(133,810)
Long-term lease liabilities		(104,730)
Total assets acquired and liabilities recognized		(335,064)
Consideration transferred
- Cash
- Shares		79,364,320
Total consideration transferred	$ 10,174,913	79,364,320
Less: carrying amounts of net assets (liabilities) acquired		(335,064)
Goodwill arising from acquisition	$ 10,217,870	$ 79,699,384